Summary of Gross Carrying Amounts of Loans, Acceptance and Credit Risk Exposures on Loan Commitments and Financial Guarantee Contracts by Internal Risk Ratings (Details) - CAD ($) $ in Millions	Jan. 31, 2023	Oct. 31, 2022	Jan. 31, 2022	Oct. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Total loans	$ 865,138	$ 859,561
Allowance for loan losses	6,492	6,432	$ 6,239
Trading loans at fair value	14,000	12,000
Loan and acceptances, net of allowance	858,646	853,129
Total loans	71,794	69,675
Allowance for loan losses	6,492	6,432
Business And Government And Residential Mortgage [Member]
Disclosure of detailed information about financial instruments [line items]
Non-trading loans at fair value	3,000	3,000
Financial assets at fair value through other comprehensive income, category [member]
Disclosure of detailed information about financial instruments [line items]
Allowance for loan losses	0	0
Stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	792,702	787,437
Allowance for loan losses	2,569	2,522	2,247
Loan and acceptances, net of allowance	790,133	784,915
Stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	69,741	69,506
Allowance for loan losses	3,093	3,149	3,308
Loan and acceptances, net of allowance	66,648	66,357
Stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	2,695	2,618
Allowance for loan losses	830	761	684
Loan and acceptances, net of allowance	1,865	1,857
With No Allowance For Loan Losses [Member] | Impaired Loans [Member] | Business And Government And Residential Mortgage [Member]
Disclosure of detailed information about financial instruments [line items]
Total loans	163	110
Insured [Member] | Business And Government And Residential Mortgage [Member] | Mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	76,000	77,000
Acquired Credit Impaired Loans [Member]
Disclosure of detailed information about financial instruments [line items]
Total loans	104	115
Allowance for loan losses	3	4
Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	294,637	293,924
Allowance for loan losses	330	323	250	$ 261
Loan and acceptances, net of allowance	294,307	293,601
Residential mortgages [member] | Stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	275,436	276,158
Allowance for loan losses	129	127	30	35
Loan and acceptances, net of allowance	275,307	276,031
Residential mortgages [member] | Stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	18,530	17,054
Allowance for loan losses	150	140	175	175
Loan and acceptances, net of allowance	18,380	16,914
Residential mortgages [member] | Stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	671	712
Allowance for loan losses	51	56	45	$ 51
Loan and acceptances, net of allowance	620	656
Residential mortgages [member] | Low risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	208,507	208,509
Residential mortgages [member] | Low risk [member] | Stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	208,376	208,450
Residential mortgages [member] | Low risk [member] | Stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	131	59
Residential mortgages [member] | Normal risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	73,878	74,047
Residential mortgages [member] | Normal risk [member] | Stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	66,614	67,280
Residential mortgages [member] | Normal risk [member] | Stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	7,264	6,767
Residential mortgages [member] | Medium Risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	9,203	8,550
Residential mortgages [member] | Medium Risk [member] | Stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	433	418
Residential mortgages [member] | Medium Risk [member] | Stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	8,770	8,132
Residential mortgages [member] | High risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	2,697	2,456
Residential mortgages [member] | High risk [member] | Stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	13	10
Residential mortgages [member] | High risk [member] | Stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	2,365	2,096
Residential mortgages [member] | High risk [member] | Stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	319	350
Residential mortgages [member] | Default [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	352	362
Residential mortgages [member] | Default [member] | Stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	352	362
Consumer instalment and other personal [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	204,508	206,152
Allowance for loan losses	1,665	1,623	1,512
Loan and acceptances, net of allowance	202,843	204,529
Consumer instalment and other personal [member] | Canadian Government Insured [Member] | Real Estate Secured Personal Lending [Member]
Disclosure of detailed information about financial instruments [line items]
Total loans	7,000	9,000
Consumer instalment and other personal [member] | Stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	177,244	178,353
Allowance for loan losses	639	619	515
Loan and acceptances, net of allowance	176,605	177,734
Consumer instalment and other personal [member] | Stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	26,550	27,069
Allowance for loan losses	864	850	837
Loan and acceptances, net of allowance	25,686	26,219
Consumer instalment and other personal [member] | Stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	714	730
Allowance for loan losses	162	154	160
Loan and acceptances, net of allowance	552	576
Consumer instalment and other personal [member] | Low risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	97,641	94,780
Consumer instalment and other personal [member] | Low risk [member] | Stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	95,299	92,653
Consumer instalment and other personal [member] | Low risk [member] | Stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	2,342	2,127
Consumer instalment and other personal [member] | Normal risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	69,335	75,307
Consumer instalment and other personal [member] | Normal risk [member] | Stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	55,649	61,508
Consumer instalment and other personal [member] | Normal risk [member] | Stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	13,686	13,799
Consumer instalment and other personal [member] | Medium Risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	28,674	28,340
Consumer instalment and other personal [member] | Medium Risk [member] | Stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	23,041	21,990
Consumer instalment and other personal [member] | Medium Risk [member] | Stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	5,633	6,350
Consumer instalment and other personal [member] | High risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	8,443	7,330
Consumer instalment and other personal [member] | High risk [member] | Stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	3,255	2,202
Consumer instalment and other personal [member] | High risk [member] | Stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	4,889	4,793
Consumer instalment and other personal [member] | High risk [member] | Stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	299	335
Consumer instalment and other personal [member] | Default [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	415	395
Consumer instalment and other personal [member] | Default [member] | Stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	415	395
Credit Card 1 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	35,901	36,010
Allowance for loan losses	1,792	1,747	1,763
Loan and acceptances, net of allowance	34,109	34,263
Credit Card 1 [member] | Stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	30,034	30,676
Allowance for loan losses	682	685	663
Loan and acceptances, net of allowance	29,352	29,991
Credit Card 1 [member] | Stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	5,465	4,985
Allowance for loan losses	857	855	938
Loan and acceptances, net of allowance	4,608	4,130
Credit Card 1 [member] | Stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	402	349
Allowance for loan losses	253	207	$ 162
Loan and acceptances, net of allowance	149	142
Credit Card 1 [member] | Low risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	6,718	6,543
Credit Card 1 [member] | Low risk [member] | Stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	6,706	6,532
Credit Card 1 [member] | Low risk [member] | Stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	12	11
Credit Card 1 [member] | Normal risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	10,282	10,897
Credit Card 1 [member] | Normal risk [member] | Stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	10,152	10,760
Credit Card 1 [member] | Normal risk [member] | Stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	130	137
Credit Card 1 [member] | Medium Risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	12,208	11,978
Credit Card 1 [member] | Medium Risk [member] | Stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	10,906	10,794
Credit Card 1 [member] | Medium Risk [member] | Stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	1,302	1,184
Credit Card 1 [member] | High risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	6,608	6,508
Credit Card 1 [member] | High risk [member] | Stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	2,270	2,590
Credit Card 1 [member] | High risk [member] | Stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	4,021	3,653
Credit Card 1 [member] | High risk [member] | Stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	317	265
Credit Card 1 [member] | Default [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	85	84
Credit Card 1 [member] | Default [member] | Stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	85	84
Business and government [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	330,092	323,475
Allowance for loan losses	2,705	2,739
Loan and acceptances, net of allowance	327,387	320,736
Business and government [member] | Stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	309,988	302,250
Allowance for loan losses	1,119	1,091
Loan and acceptances, net of allowance	308,869	301,159
Business and government [member] | Stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	19,196	20,398
Allowance for loan losses	1,222	1,304
Loan and acceptances, net of allowance	17,974	19,094
Business and government [member] | Stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	908	827
Allowance for loan losses	364	344
Loan and acceptances, net of allowance	544	483
Business and government [member] | Default [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	793	744
Business and government [member] | Default [member] | Stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	793	744
Business and government [member] | Investment Grade Or Low Normal Risk [Member]
Disclosure of detailed information about financial instruments [line items]
Total loans	155,004	145,590
Business and government [member] | Investment Grade Or Low Normal Risk [Member] | Stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	154,755	144,994
Business and government [member] | Investment Grade Or Low Normal Risk [Member] | Stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	249	596
Business and government [member] | Non Investment Grade Or Medium Risk [Member]
Disclosure of detailed information about financial instruments [line items]
Total loans	163,819	166,806
Business and government [member] | Non Investment Grade Or Medium Risk [Member] | Stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	154,713	156,749
Business and government [member] | Non Investment Grade Or Medium Risk [Member] | Stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	9,106	10,057
Business and government [member] | Watch And Classified Or High Risk [Member]
Disclosure of detailed information about financial instruments [line items]
Total loans	10,476	10,335
Business and government [member] | Watch And Classified Or High Risk [Member] | Stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	520	507
Business and government [member] | Watch And Classified Or High Risk [Member] | Stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	9,841	9,745
Business and government [member] | Watch And Classified Or High Risk [Member] | Stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	115	83
Loans [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	26,000	28,000
Off-balance sheet credit risks [member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	688,301	677,396
Allowance for off-balance sheet credit instruments	985	931
Total off-balance sheet credit instruments, net of allowance	687,316	676,465
Off-balance sheet credit risks [member] | Retail Exposures [Member] | Personal Lines Of Credit And Credit Card Lines Cancellable And Banks Discretion [Member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	357,000	352,000
Off-balance sheet credit risks [member] | Non Retail Exposures [Member] | Undrawn Component Of Uncommitted Credit And Liquidity Commitments [Member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	51,000	51,000
Off-balance sheet credit risks [member] | Stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	675,750	664,632
Allowance for off-balance sheet credit instruments	456	433
Total off-balance sheet credit instruments, net of allowance	675,294	664,199
Off-balance sheet credit risks [member] | Stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	12,427	12,648
Allowance for off-balance sheet credit instruments	527	495
Total off-balance sheet credit instruments, net of allowance	11,900	12,153
Off-balance sheet credit risks [member] | Stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	124	116
Allowance for off-balance sheet credit instruments	2	3
Total off-balance sheet credit instruments, net of allowance	122	113
Off-balance sheet credit risks [member] | Low risk [member] | Retail Exposures [Member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	245,256	241,377
Off-balance sheet credit risks [member] | Low risk [member] | Stage 1 [member] | Retail Exposures [Member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	243,897	240,203
Off-balance sheet credit risks [member] | Low risk [member] | Stage 2 [member] | Retail Exposures [Member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	1,359	1,174
Off-balance sheet credit risks [member] | Normal risk [member] | Retail Exposures [Member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	87,935	88,291
Off-balance sheet credit risks [member] | Normal risk [member] | Stage 1 [member] | Retail Exposures [Member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	86,730	87,113
Off-balance sheet credit risks [member] | Normal risk [member] | Stage 2 [member] | Retail Exposures [Member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	1,205	1,178
Off-balance sheet credit risks [member] | Medium Risk [member] | Retail Exposures [Member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	23,169	22,929
Off-balance sheet credit risks [member] | Medium Risk [member] | Stage 1 [member] | Retail Exposures [Member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	22,070	21,914
Off-balance sheet credit risks [member] | Medium Risk [member] | Stage 2 [member] | Retail Exposures [Member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	1,099	1,015
Off-balance sheet credit risks [member] | High risk [member] | Retail Exposures [Member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	2,633	2,646
Off-balance sheet credit risks [member] | High risk [member] | Stage 1 [member] | Retail Exposures [Member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	1,336	1,272
Off-balance sheet credit risks [member] | High risk [member] | Stage 2 [member] | Retail Exposures [Member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	1,297	1,374
Off-balance sheet credit risks [member] | Default [member] | Non Retail Exposures [Member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	124	116
Off-balance sheet credit risks [member] | Default [member] | Stage 3 [member] | Non Retail Exposures [Member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	124	116
Off-balance sheet credit risks [member] | Investment grade [member] | Non Retail Exposures [Member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	234,690	229,592
Off-balance sheet credit risks [member] | Investment grade [member] | Stage 1 [member] | Non Retail Exposures [Member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	234,690	229,592
Off-balance sheet credit risks [member] | Non investment grade [member] | Non Retail Exposures [Member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	90,457	87,943
Off-balance sheet credit risks [member] | Non investment grade [member] | Stage 1 [member] | Non Retail Exposures [Member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	86,740	84,301
Off-balance sheet credit risks [member] | Non investment grade [member] | Stage 2 [member] | Non Retail Exposures [Member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	3,717	3,642
Off-balance sheet credit risks [member] | Watch and classified [member] | Non Retail Exposures [Member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	4,037	4,502
Off-balance sheet credit risks [member] | Watch and classified [member] | Stage 1 [member] | Non Retail Exposures [Member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	287	237
Off-balance sheet credit risks [member] | Watch and classified [member] | Stage 2 [member] | Non Retail Exposures [Member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	$ 3,750	$ 4,265